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APPENDIX I                     UNITED STATES                 OMB APPROVAL
                     SECURITIES AND EXCHANGE COMMISSION -----------------------
                           Washington, D.C. 20549       OMB Number:  3235-0456
                                                        Expires: July 31, 2006
                                                        Estimated average burden
                                                        hours per response.... 2
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                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. NAME AND ADDRESS OF ISSUER:
                        Neuberger Berman Equity Funds
                        605 Third Avenue, 2nd Floor
                        New York, NY 10158-0180


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2. THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OR CLASSES): /X/




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3. INVESTMENT COMPANY ACT FILE NUMBER: 811-582

   SECURITIES ACT FILE NUMBER:    002-11357


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4(a). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:
                          AUGUST 31, 2005


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4(b). CHECK BOX IF THIS FORM IS BEING FILED LATE (IE., MORE THAN 90 CALENDAR DAYS AFTER THE END OF THE FISCAL YEAR). (SEE INSTRUCTION A.2) N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

                                                                            N/A

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5. CALCULATION OF REGISTRATION FEE:

          (i)  AGGREGATE SALE PRICE OF SECURITIES SOLD DURING THE FISCAL YEAR
               PURSUANT TO SECTION 24(f):                      $5,215,873,881.10
                                                               -----------------

          (ii) AGGREGATE PRICE OF SECURITIES REDEEMED OR
               REPURCHASED DURING THE FISCAL YEAR:
                                                          $2,905,583,437.52
                                                          -----------------

         (iii) AGGREGATE PRICE OF SECURITIES REDEEMED
               OR REPURCHASED DURING ANY PRIOR FISCAL
               YEAR ENDING NO EARLIER THAN OCTOBER 11,
               1995 THAT WERE NOT PREVIOUSLY USED TO
               REDUCE REGISTRATION FEES PAYABLE TO THE
               COMMISSION:                                $0
                                                          --

          (iv) TOTAL AVAILABLE REDEMPTION CREDITS [ADD
                ITEM 5(ii) AND 5(iii):                         $2,905,583,437.52
                                                               -----------------

          (v)  NET SALES - IF ITEM 5(i) IS GREATER THAN
               ITEM 5(iv) [SUBTRACT ITEM 5(iv) FROM
               ITEM 5(i)]:
                                                               $2,310,290,443.58
                                                               -----------------

          (vi) REDEMPTION CREDITS AVAILABLE FOR USE
               IN FUTURE YEARS                            $0
               - IF ITEM 5(i) IS LESS THAN ITEM 5(iv)     --
               [SUBTRACT ITEM 5(iv) FROM ITEM 5(i)]:

         (vii) MULTIPLIER FOR DETERMINING REGISTRATION
               FEE (SEE INSTRUCTION C.9):               x             $0.0001070
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        (viii) REGISTRATION FEE DUE [MULTIPLY ITEM
               5(v) BY ITEM 5(vii)] (ENTER 'O' IF NO
               FEE IS DUE):                             =            $247,201.08
                                                                     -----------

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6. PREPAID SHARES
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then
state that number here:     N/A .

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7. 'INTEREST DUE - IF THIS FORM IS BEING FILED MORE THAN 90
 DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR
(SEE INSTRUCTION D):                                    +              $       0
                                                                       ---------
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8. TOTAL OF THE AMOUNT OF THE REGISTRATION FEE DUE PLUS ANY
INTEREST DUE [LINE 5(vii) PLUS LINE 7]:                 =            $247,201.08
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9. DATE THE REGISTRATION FEE AND ANY INTEREST PAYMENT WAS SENT TO THE COMMISSION'S LOCKBOX DEPOSITORY:
            11/29/2005
    Method of Delivery:
               [X] Wire Transfer
                   Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*  /s/ John M. McGovern
                            ---------------------------------------------------
                            Name

                            John M. McGovern, Treasurer and Principal Accounting and Financial Officer
                            ----------------------------------------------------
                            Title
Date: 11/29/05

                            *Please print the name and title of the signing officer below the signature.